Leases - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Interest on lease liabilities	$ 195	$ 199	$ 82
Depreciation charge of right-of-use assets	1,493	1,198
Expense relating to short-term leases	69	272
Total amount recognized in profit or loss	$ 1,757	$ 1,669